Man Active Emerging Markets Alternative ETF
Schedule of Investments
May 31, 2026 (Unaudited)

Shares Value
COMMON STOCKS — 34.1%
Australia — 0.6%
Materials — 0.6%
Anglogold Ashanti PLC ............................................................................... 800 $ 77,472
Brazil — 0.8%
Financials — 0.4%
Itau Unibanco Holding SA, ADR ....................................................................... 6,500 51,220
Materials — 0.4%
Vale SA, ADR ........................................................................................ 3,300 53,625
Total Brazil 104,845
China — 24.7%
Communication Services — 4.7%
Autohome , Inc., ADR ................................................................................. 400 6,984
Bilibili , Inc., ADR
(a)
.................................................................................... 500 8,660
Kingsoft Corp., Ltd. ................................................................................... 8,200 22,160
Kuaishou Technology
(b)
............................................................................... 4,600 26,729
NetEase, Inc., ADR ................................................................................... 1,200 147,384
Tencent Holdings, Ltd. ................................................................................ 6,500 354,301
Tencent Music Entertainment Group, ADR ............................................................. 1,900 17,518
Total Communication Services 583,736
Consumer Discretionary — 5.4%
Alibaba Group Holding, Ltd., ADR ..................................................................... 600 74,532
ANTA Sports Products, Ltd. ........................................................................... 5,800 56,095
Fuyao Glass Industry Group Co., Ltd., Class H Shares
(b)
................................................ 2,000 14,188
Geely Automobile Holdings, Ltd. ....................................................................... 17,000 40,822
Great Wall Motor Co., Ltd., Class H Shares ............................................................ 22,000 29,222
Haidilao International Holding, Ltd.
(b)
................................................................... 4,000 6,512
Haier Smart Home Co., Ltd., Class H Shares .......................................................... 22,000 55,299
JD.com, Inc., ADR .................................................................................... 1,100 31,713
Li Ning Co., Ltd. ...................................................................................... 30,500 70,827
Meituan , B Shares
(a),(b)
................................................................................ 11,200 104,963
New Oriental Education & Technology Group, Inc., ADR ................................................ 700 32,053
PDD Holdings, Inc., ADR
(a)
............................................................................ 1,200 101,328
Pop Mart International Group, Ltd.
(b)
................................................................... 1,000 22,125
TAL Education Group, ADR
(a)
.......................................................................... 3,400 33,014
TravelSky Technology, Ltd., Class H Shares ........................................................... 4,000 4,706
Trip.com Group, Ltd., ADR
(a)
.......................................................................... 600 28,458
Zhejiang Leapmotor Technology Co., Ltd., H Shares
(a),(b)
................................................ 2,900 14,542
Total Consumer Discretionary 720,399
Consumer Staples — 1.1%
China Feihe , Ltd.
(b)
................................................................................... 36,000 14,056
China Mengniu Dairy Co., Ltd. ........................................................................ 61,000 132,003
Total Consumer Staples 146,059
Energy — 0.4%
PetroChina Co., Ltd., H Shares ....................................................................... 36,000 50,022
Financials — 3.9%
Agricultural Bank of China, Ltd., Class H Shares ....................................................... 25,000 18,405
China CITIC Bank Corp., Ltd., Class H Shares ......................................................... 105,000 97,666
China Life Insurance Co., Ltd., Class H Shares ........................................................ 38,000 140,026

Man Active Emerging Markets Alternative ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Shares Value
COMMON STOCKS (continued)
Financials (continued)
China Minsheng Banking Corp., Ltd., Class H Shares .................................................. 28,500 $ 12,218
China Pacific Insurance Group Co., Ltd., Class H Shares ............................................... 21,200 84,990
China Taiping Insurance Holdings Co., Ltd. ............................................................ 29,000 73,523
Industrial & Commercial Bank of China, Ltd., H Shares ................................................. 73,000 61,847
Total Financials 488,675
Health Care — 3.1%
3SBio, Inc.
(b)
......................................................................................... 6,000 14,163
CSPC Pharmaceutical Group, Ltd. .................................................................... 106,000 101,437
Innovent Biologics, Inc.
(a),(b)
............................................................................ 4,500 47,857
Remegen Co., Ltd., Class H Shares
(a),(b)
............................................................... 1,000 10,546
Sino Biopharmaceutical, Ltd. .......................................................................... 175,000 111,421
Wuxi Biologics Cayman, Inc.
(a),(b)
...................................................................... 23,000 97,841
Total Health Care 383,265
Industrials — 1.4%
China Communications Services Corp., Ltd., Class H Shares ........................................... 34,000 17,917
Contemporary Amperex Technology Co., Ltd., Class H Shares .......................................... 800 75,995
Fosun International, Ltd.
(a)
............................................................................ 21,500 10,671
Sinotruk Hong Kong, Ltd. ............................................................................. 6,500 30,902
Weichai Power Co., Ltd., H Shares .................................................................... 9,000 47,817
Total Industrials 183,302
Information Technology — 1.7%
BYD Electronic International Co., Ltd. ................................................................. 20,000 74,464
Sunny Optical Technology Group Co., Ltd. ............................................................. 9,200 98,369
Xiaomi Corp., B Shares
(a),(b)
........................................................................... 11,800 42,217
Total Information Technology 215,050
Materials — 2.2%
Aluminum Corp. of China, Ltd., Class H Shares ........................................................ 32,000 44,505
China Gold International Resources Corp., Ltd. ........................................................ 1,800 34,496
China Hongqiao Group, Ltd. .......................................................................... 5,500 19,663
China Nonferrous Mining Corp., Ltd. ................................................................... 4,000 6,916
CMOC Group, Ltd., Class H Shares ................................................................... 24,000 55,886
Jiangxi Copper Co., Ltd., Class H Shares .............................................................. 1,000 4,491
Shandong Gold Mining Co., Ltd., Class H Shares
(b)
..................................................... 7,250 22,053
Zijin Mining Group Co., Ltd., H Shares ................................................................. 22,000 92,015
Total Materials 280,025
Real Estate — 0.7%
China Resources Land, Ltd. ........................................................................... 11,500 51,826
China Resources Mixc Lifestyle Services, Ltd.
(b)
........................................................ 6,600 35,032
Total Real Estate 86,858
Utilities — 0.1%
Kunlun Energy Co., Ltd. .............................................................................. 20,000 18,271
Total China 3,155,662
Czechia — 0.1%
Financials — 0.1%
Moneta Money Bank AS
(b)
............................................................................. 2,170 19,348

Man Active Emerging Markets Alternative ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Shares Value
COMMON STOCKS (continued)
Hungary — 0.4%
Health Care — 0.4%
Richter Gedeon Nyrt .................................................................................. 1,101 $ 46,595
India — 2.6%
Financials — 2.6%
HDFC Bank, Ltd., ADR ............................................................................... 5,700 135,546
ICICI Bank, Ltd., ADR ................................................................................ 7,700 201,971
Total Financials 337,517
Mexico — 1.8%
Consumer Staples — 0.8%
Arca Continental SAB de CV .......................................................................... 4,720 61,278
Fomento Economico Mexicano SAB de CV, ADR ...................................................... 200 23,806
Gruma SAB de CV, B Shares ......................................................................... 120 2,012
Sigma Foods SAB de CV ............................................................................. 16,600 15,881
Total Consumer Staples 102,977
Financials — 0.1%
Grupo Financiero Banorte SAB de CV ................................................................. 1,100 11,468
Industrials — 0.1%
Promotora y Operadora de Infraestructura SAB de CV ................................................. 495 7,969
Materials — 0.8%
Grupo Mexico SAB de CV ............................................................................ 8,600 106,745
Industrias Penoles SAB de CV ........................................................................ 14 814
Total Materials 107,559
Total Mexico 229,973
South Africa — 2.4%
Communication Services — 0.5%
MTN Group, Ltd. ..................................................................................... 5,029 67,322
Consumer Staples — 0.1%
Clicks Group, Ltd. .................................................................................... 692 10,020
Financials — 0.5%
FirstRand, Ltd. ....................................................................................... 4,402 25,110
Old Mutual, Ltd. ...................................................................................... 27,439 21,873
Sanlam, Ltd. ......................................................................................... 1,454 7,699
Total Financials 54,682
Materials — 1.3%
Gold Fields, Ltd., ADR ................................................................................ 1,000 39,860
Sasol, Ltd.
(a)
.......................................................................................... 7,102 88,298
Sibanye Stillwater, Ltd., ADR .......................................................................... 3,500 41,755
Total Materials 169,913
Total South Africa 301,937
Taiwan — 0.7%
Information Technology — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR ................................................... 220 92,059
Total Common Stocks
(Cost $4,594,353) 4,365,408

Man Active Emerging Markets Alternative ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Shares Value
EXCHANGE-TRADED FUNDS — 9.1%
iShares MSCI India ETF
(Cost $1,263,653) .................................................................................... 23,900 $ 1,160,584
Principal
Amount
*
SHORT TERM INVESTMENTS — 45.3%
United States — 45.3%
United States Treasury Bill
(c)
3.619%, due 8/20/26 ............................................................................... 1,085,000 1,076,364
3.645%, due 9/3/26 ................................................................................. 925,000 916,345
3.651%, due 7/9/26 ................................................................................. 435,000 433,337
3.652%, due 8/27/26 ............................................................................... 480,000 475,835
3.684%, due 10/8/26 ............................................................................... 440,000 434,314
3.693%, due 11/5/26 ................................................................................ 510,000 501,879
3.710%, due 10/29/26 .............................................................................. 335,000 329,908
3.725%, due 11/12/26 .............................................................................. 190,000 186,861
3.733%, due 9/17/26 ............................................................................... 490,000 484,690
3.756%, due 11/27/26 .............................................................................. 965,000 947,607
5,787,140
Total Short Term Investments
(Cost $5,787,472) 5,787,140
Total Investments — 88.5%
(Cost $11,645,478) $ 11,313,132
Other Assets and Liabilities,
Net — 11.5% 1,467,326
Net Assets — 100.0% $ 12,780,458
* Par amount denominated in USD unless otherwise noted.
(a) Non-income producing securities.
(b) Exempt from registration under Rule 144A of the Securities Act of 1933.
(c) Rate disclosed represents the discount rate at the time of purchase.
ADR : American Depositary Receipt
MS : Morgan Stanley & Co. LLC
PLC : Public Limited Company
USD : United States Dollar
Over the counter Total Return Long Swap contracts outstanding as of May 31, 2026 :
Receive Positive Return/Pay Negative Return Counterparty
Expiration
Date
Payment
Frequency Currency
Notional
Amount Long
Value/
Unrealized
Appreciation/
(Depreciation)
Accton Technology Corp. ................... Morgan Stanley 12/24/26 Monthly USD 166,582 $ (11,556)
Al Rajhi Bank ........................... Morgan Stanley 12/23/26 Monthly USD 183,052 (1,586)
Alinma Bank ............................ Morgan Stanley 12/23/26 Monthly USD 70,642 329
Aluminum Corp. of China, Ltd. ............... Morgan Stanley 12/24/26 Monthly USD 50,970 1,979
Americana Restaurants International PLC ...... Morgan Stanley 12/23/26 Monthly USD 6,983 405
AMMB Holdings Bhd ...................... Morgan Stanley 12/24/26 Monthly USD 67,059 (103)
Arab National Bank ....................... Morgan Stanley 12/23/26 Monthly USD 8,372 126
Arabian Internet & Communications Services Co. Morgan Stanley 12/23/26 Monthly USD 26,238 (655)
Axia Energia SA ......................... Morgan Stanley 12/22/26 Monthly USD 12,058 (814)
Axia Energia SA ......................... Morgan Stanley 12/22/26 Monthly USD 185,346 (10,345)
Axiata Group Bhd ........................ Morgan Stanley 12/24/26 Monthly USD 456 (2)

Man Active Emerging Markets Alternative ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Over the counter Total Return Long Swap contracts outstanding as of May 31, 2026: (continued)
Receive Positive Return/Pay Negative Return Counterparty
Expiration
Date
Payment
Frequency Currency
Notional
Amount Long
Value/
Unrealized
Appreciation/
(Depreciation)
Banco BTG Pactual SA .................... Morgan Stanley 12/22/26 Monthly USD 152,388 $ (2,700)
Banco de Chile .......................... Morgan Stanley 12/22/26 Monthly USD 100,139 (1,451)
Banco do Brasil SA ....................... Morgan Stanley 12/22/26 Monthly USD 21,877 (627)
Bank Al-Jazira ........................... Morgan Stanley 12/23/26 Monthly USD 16,818 (20)
Bank Central Asia Tbk PT .................. Morgan Stanley 12/23/26 Monthly USD 57,289 (3,508)
Bank of Beijing Co., Ltd. ................... Morgan Stanley 12/24/26 Monthly USD 65,477 (318)
Bank of Changsha Co., Ltd. ................ Morgan Stanley 12/24/26 Monthly USD 8,842 277
Bank of Hangzhou Co., Ltd. ................ Morgan Stanley 12/24/26 Monthly USD 49,954 (313)
Bank of Jiangsu Co., Ltd. .................. Morgan Stanley 12/24/26 Monthly USD 74,018 1,163
Bank of Ningbo Co., Ltd. ................... Morgan Stanley 12/24/26 Monthly USD 25,762 (105)
Bank Polska Kasa Opieki SA ................ Morgan Stanley 12/23/26 Monthly USD 47,117 1,789
Bank Rakyat Indonesia Persero Tbk PT ....... Morgan Stanley 12/23/26 Monthly USD 54,014 (2,434)
BIM Birlesik Magazalar AS ................. Morgan Stanley 12/23/26 Monthly USD 20,054 (1,156)
BOC International China Co., Ltd. ............ Morgan Stanley 12/24/26 Monthly USD 17,897 (897)
BOE Technology Group Co., Ltd. ............. Morgan Stanley 12/24/26 Monthly USD 8,137 1,673
Cathay Financial Holding Co., Ltd. ............ Morgan Stanley 12/24/26 Monthly USD 85,183 2,308
Central Pattana PCL ...................... Morgan Stanley 12/23/26 Monthly USD 5,741 1
China CSSC Holdings, Ltd. ................. Morgan Stanley 12/24/26 Monthly USD 68,796 (2,014)
China Minsheng Banking Corp., Ltd. .......... Morgan Stanley 12/24/26 Monthly USD 32,692 69
Chongqing Zhifei Biological Products Co., Ltd. ... Morgan Stanley 12/24/26 Monthly USD 14,944 (1,099)
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP ...................... Morgan Stanley 12/22/26 Monthly USD 191,787 (9,647)
Compal Electronics, Inc. ................... Morgan Stanley 12/24/26 Monthly USD 25,495 2,612
Contemporary Amperex Technology Co., Ltd. ... Morgan Stanley 12/24/26 Monthly USD 146,253 4,000
CP ALL PCL ............................ Morgan Stanley 12/23/26 Monthly USD 8,004 118
CSC Financial Co., Ltd. .................... Morgan Stanley 12/24/26 Monthly USD 15,748 1,538
CTBC Financial Holding Co., Ltd. ............ Morgan Stanley 12/24/26 Monthly USD 16,480 890
Delta Electronics Thailand PCL .............. Morgan Stanley 12/23/26 Monthly USD 16,787 1,634
Delta Electronics, Inc. ..................... Morgan Stanley 12/24/26 Monthly USD 448,245 19,756
Doosan Bobcat, Inc. ...................... Morgan Stanley 12/22/26 Monthly USD 5,695 (289)
Doosan Enerbility Co., Ltd. ................. Morgan Stanley 12/22/26 Monthly USD 14,818 (954)
Etihad Etisalat Co. ....................... Morgan Stanley 12/23/26 Monthly USD 17,803 (215)
First Financial Holding Co., Ltd. .............. Morgan Stanley 12/24/26 Monthly USD 5,284 (30)
Fortune Electric Co., Ltd. ................... Morgan Stanley 12/24/26 Monthly USD 54,107 1,655
Fubon Financial Holding Co., Ltd. ............ Morgan Stanley 12/24/26 Monthly USD 19,742 1,313
Fuyao Glass Industry Group Co., Ltd. ......... Morgan Stanley 12/24/26 Monthly USD 16,751 (423)
Global Unichip Corp. ...................... Morgan Stanley 12/24/26 Monthly USD 168,012 (19,051)
Haci Omer Sabanci Holding AS .............. Morgan Stanley 12/23/26 Monthly USD 12,997 (191)
Hana Financial Group, Inc. ................. Morgan Stanley 12/22/26 Monthly USD 126,811 (5,465)
Hanmi Semiconductor Co., Ltd. .............. Morgan Stanley 12/22/26 Monthly USD 167,238 (24,204)
Hanwha Aerospace Co., Ltd. ................ Morgan Stanley 12/22/26 Monthly USD 165,459 (10,687)
HD Hyundai Co., Ltd. ..................... Morgan Stanley 12/22/26 Monthly USD 178,382 (7,810)
HD Hyundai Electric Co., Ltd. ............... Morgan Stanley 12/22/26 Monthly USD 70,195 (5,963)
HD Hyundai Heavy Industries Co., Ltd. ........ Morgan Stanley 12/22/26 Monthly USD 148,544 (10,095)
HD Hyundai Marine Solution Co., Ltd. ......... Morgan Stanley 12/22/26 Monthly USD 18,389 (1,900)
HD Korea Shipbuilding & Offshore Engineering
Co., Ltd. ........................... Morgan Stanley 12/22/26 Monthly USD 148,460 (7,659)

Man Active Emerging Markets Alternative ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Over the counter Total Return Long Swap contracts outstanding as of May 31, 2026: (continued)
Receive Positive Return/Pay Negative Return Counterparty
Expiration
Date
Payment
Frequency Currency
Notional
Amount Long
Value/
Unrealized
Appreciation/
(Depreciation)
Hon Hai Precision Industry Co., Ltd. .......... Morgan Stanley 12/24/26 Monthly USD 123,506 $ 14,791
Hua Nan Financial Holdings Co., Ltd. ......... Morgan Stanley 12/24/26 Monthly USD 55,588 842
Huaxia Bank Co., Ltd. ..................... Morgan Stanley 12/24/26 Monthly USD 18,032 197
Hyosung Heavy Industries Corp. ............. Morgan Stanley 12/22/26 Monthly USD 71,349 (2,934)
Hyundai Mobis Co., Ltd. ................... Morgan Stanley 12/22/26 Monthly USD 106,798 16,457
Industrial & Commercial Bank of China, Ltd. .... Morgan Stanley 12/24/26 Monthly USD 9,638 170
Industrial Bank of Korea ................... Morgan Stanley 12/22/26 Monthly USD 19,415 (568)
JUMBO SA ............................. Morgan Stanley 12/23/26 Monthly USD 16,958 1,030
Kakao Corp. ............................ Morgan Stanley 12/22/26 Monthly USD 42,756 415
KB Financial Group, Inc. ................... Morgan Stanley 12/22/26 Monthly USD 64,296 (2,884)
Korea Electric Power Corp. ................. Morgan Stanley 12/22/26 Monthly USD 11,480 (466)
Kuwait Finance House KSCP ............... Morgan Stanley 12/23/26 Monthly USD 471 (3)
LG Display Co., Ltd. ...................... Morgan Stanley 12/22/26 Monthly USD 16,180 871
LG H&H Co., Ltd. ........................ Morgan Stanley 12/22/26 Monthly USD 49,973 (2,054)
LG Uplus Corp. .......................... Morgan Stanley 12/22/26 Monthly USD 63,411 2,422
Lotes Co., Ltd. .......................... Morgan Stanley 12/24/26 Monthly USD 83,927 609
LS Electric Co., Ltd. ...................... Morgan Stanley 12/22/26 Monthly USD 40,641 (6,054)
MediaTek, Inc. .......................... Morgan Stanley 12/24/26 Monthly USD 271,172 3,821
MISC Bhd .............................. Morgan Stanley 12/24/26 Monthly USD 17,338 (85)
NARI Technology Co., Ltd. ................. Morgan Stanley 12/24/26 Monthly USD 6,627 (377)
NAVER Corp. ........................... Morgan Stanley 12/22/26 Monthly USD 16,882 2,826
Novatek Microelectronics Corp. .............. Morgan Stanley 12/24/26 Monthly USD 171,897 (4,519)
ORLEN SA ............................. Morgan Stanley 12/23/26 Monthly USD 70,799 (1,205)
Petronas Dagangan Bhd ................... Morgan Stanley 12/24/26 Monthly USD 9,960 (572)
PharmaEssentia Corp. .................... Morgan Stanley 12/24/26 Monthly USD 27,912 1,756
Ping An Bank Co., Ltd. .................... Morgan Stanley 12/24/26 Monthly USD 23,420 465
Ping An Insurance Group Co. of China, Ltd. ..... Morgan Stanley 12/24/26 Monthly USD 84,274 (541)
Powszechny Zaklad Ubezpieczen SA ......... Morgan Stanley 12/23/26 Monthly USD 124,408 1,290
PTT Exploration & Production PCL ........... Morgan Stanley 12/23/26 Monthly USD 48,585 (3,418)
Public Bank Bhd ......................... Morgan Stanley 12/24/26 Monthly USD 65,756 (827)
Raia Drogasil SA ......................... Morgan Stanley 12/22/26 Monthly USD 56,441 (1,823)
Realtek Semiconductor Corp. ............... Morgan Stanley 12/24/26 Monthly USD 56,269 (764)
Samsung Biologics Co., Ltd. ................ Morgan Stanley 12/22/26 Monthly USD 21,783 (997)
Samsung Electronics Co., Ltd. .............. Morgan Stanley 12/22/26 Monthly USD 1,310,335 75,358
Samsung Heavy Industries Co., Ltd. .......... Morgan Stanley 12/22/26 Monthly USD 64,296 (5,419)
Samsung SDS Co., Ltd. ................... Morgan Stanley 12/22/26 Monthly USD 27,320 13,136
Saudi Arabian Mining Co. .................. Morgan Stanley 12/23/26 Monthly USD 35,551 627
Saudi Aramco Base Oil Co. ................. Morgan Stanley 12/23/26 Monthly USD 49,597 (331)
Saudi Awwal Bank ....................... Morgan Stanley 12/23/26 Monthly USD 5,631 (46)
Saudi Basic Industries Corp. ................ Morgan Stanley 12/23/26 Monthly USD 87,959 (1,469)
Saudi National Bank/The ................... Morgan Stanley 12/23/26 Monthly USD 38,750 797
Saudi Telecom Co. ....................... Morgan Stanley 12/23/26 Monthly USD 89,929 342
Seres Group Co., Ltd. ..................... Morgan Stanley 12/24/26 Monthly USD 10,628 199
Shanghai Rural Commercial Bank Co., Ltd. ..... Morgan Stanley 12/24/26 Monthly USD 18,131 (309)
Shinhan Financial Group Co., Ltd. ............ Morgan Stanley 12/22/26 Monthly USD 142,794 (3,897)
SK hynix , Inc. ........................... Morgan Stanley 12/22/26 Monthly USD 697,064 93,533

Man Active Emerging Markets Alternative ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Over the counter Total Return Long Swap contracts outstanding as of May 31, 2026: (continued)
Receive Positive Return/Pay Negative Return Counterparty
Expiration
Date
Payment
Frequency Currency
Notional
Amount Long
Value/
Unrealized
Appreciation/
(Depreciation)
SK Telecom Co., Ltd. ..................... Morgan Stanley 12/22/26 Monthly USD 49,537 $ (842)
Suzano SA ............................. Morgan Stanley 12/22/26 Monthly USD 5,049 (82)
Taiwan Semiconductor Manufacturing Co., Ltd. .. Morgan Stanley 12/24/26 Monthly USD 1,731,943 71,068
TIM SA ................................ Morgan Stanley 12/22/26 Monthly USD 16,152 (580)
Trina Solar Co., Ltd. ...................... Morgan Stanley 12/24/26 Monthly USD 22,902 (2,198)
Uni-President Enterprises Corp. ............. Morgan Stanley 12/24/26 Monthly USD 15,755 277
Vibra Energia SA ......................... Morgan Stanley 12/22/26 Monthly USD 20,609 (2,396)
WEG SA ............................... Morgan Stanley 12/22/26 Monthly USD 95,944 2,485
Woori Financial Group, Inc. ................. Morgan Stanley 12/22/26 Monthly USD 44,823 (1,912)
WuXi AppTec Co., Ltd. .................... Morgan Stanley 12/24/26 Monthly USD 16,663 (164)
YTL Power International Bhd ................ Morgan Stanley 12/24/26 Monthly USD 38,644 566
Yuanta Financial Holding Co., Ltd. ............ Morgan Stanley 12/24/26 Monthly USD 29,145 1,275
Zhen Ding Technology Holding, Ltd. .......... Morgan Stanley 12/24/26 Monthly USD 137,335 (5,907)
$149,331
Over the counter Total Return Short Swap contracts outstanding as of May 31, 2026 :
Receive Negative Return/Pay Positive Return Counterparty
Expiration
Date
Payment
Frequency Currency
Notional
Amount Short
Value/
Unrealized
Appreciation/
(Depreciation)
Alibaba Health Information Technology, Ltd. ..... Morgan Stanley 12/24/26 Monthly USD 34,941 2,542
Ambev SA .............................. Morgan Stanley 12/22/26 Monthly USD 23,902 149
ASE Technology Holding Co., Ltd. ............ Morgan Stanley 12/22/26 Monthly USD 66,549 (13,938)
Baidu, Inc. ............................. Morgan Stanley 12/22/26 Monthly USD 148,742 11
Bank of China, Ltd. ....................... Morgan Stanley 12/24/26 Monthly USD 45,309 (1,511)
BOC Aviation, Ltd. ........................ Morgan Stanley 12/24/26 Monthly USD 45,218 348
CD Projekt SA ........................... Morgan Stanley 12/23/26 Monthly USD 30,504 2,719
Celltrion , Inc. ............................ Morgan Stanley 12/22/26 Monthly USD 71,929 929
Chailease Holding Co., Ltd. ................. Morgan Stanley 12/24/26 Monthly USD 47,622 (398)
China Galaxy Securities Co., Ltd. ............ Morgan Stanley 12/24/26 Monthly USD 43,592 1,043
China Gas Holdings, Ltd. .................. Morgan Stanley 12/24/26 Monthly USD 38,401 3,057
China International Capital Corp., Ltd. ......... Morgan Stanley 12/24/26 Monthly USD 56,805 1,766
China Literature, Ltd. ...................... Morgan Stanley 12/24/26 Monthly USD 21,356 1,342
China Longyuan Power Group Corp., Ltd. ...... Morgan Stanley 12/24/26 Monthly USD 65,757 (2,442)
China Merchants Port Holdings Co., Ltd. ....... Morgan Stanley 12/24/26 Monthly USD 44,304 1,130
China Overseas Land & Investment, Ltd. ....... Morgan Stanley 12/24/26 Monthly USD 7,736 (233)
China Power International Development, Ltd. ... Morgan Stanley 12/24/26 Monthly USD 31,666 (1,540)
China Railway Group, Ltd. .................. Morgan Stanley 12/24/26 Monthly USD 53,109 743
China Resources Beer Holdings Co., Ltd. ...... Morgan Stanley 12/24/26 Monthly USD 5,075 446
China Resources Gas Group, Ltd. ............ Morgan Stanley 12/24/26 Monthly USD 13,062 164
China Resources Power Holdings Co., Ltd. ..... Morgan Stanley 12/24/26 Monthly USD 66,916 (3,570)
China Tower Corp., Ltd. .................... Morgan Stanley 12/24/26 Monthly USD 5,311 251
CITIC Securities Co., Ltd. .................. Morgan Stanley 12/24/26 Monthly USD 75,344 (1,026)
COSCO SHIPPING Holdings Co., Ltd. ........ Morgan Stanley 12/24/26 Monthly USD 27,346 2,048
DB Insurance Co., Ltd. .................... Morgan Stanley 12/22/26 Monthly USD 57,481 2,251
Discovery, Ltd. .......................... Morgan Stanley 12/23/26 Monthly USD 103,029 (7,137)
Energisa S/A ............................ Morgan Stanley 12/22/26 Monthly USD 55,352 1,300

Man Active Emerging Markets Alternative ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Over the counter Total Return Short Swap contracts outstanding as of May 31, 2026: (continued)
Receive Negative Return/Pay Positive Return Counterparty
Expiration
Date
Payment
Frequency Currency
Notional
Amount Short
Value/
Unrealized
Appreciation/
(Depreciation)
Equatorial SA ........................... Morgan Stanley 12/22/26 Monthly USD 49,197 $ 455
Eva Airways Corp. ........................ Morgan Stanley 12/24/26 Monthly USD 2,238 (63)
Far East Horizon, Ltd. ..................... Morgan Stanley 12/24/26 Monthly USD 7,609 (236)
GCL Technology Holdings, Ltd. .............. Morgan Stanley 12/24/26 Monthly USD 9,991 357
Grupo Aeroportuario del Pacifico SAB de CV .... Morgan Stanley 12/22/26 Monthly USD 45,344 2,858
Grupo Bimbo SAB de CV .................. Morgan Stanley 12/22/26 Monthly USD 21,430 98
Guangdong Investment, Ltd. ................ Morgan Stanley 12/24/26 Monthly USD 17,464 429
Hankook Tire & Technology Co., Ltd. .......... Morgan Stanley 12/22/26 Monthly USD 32,720 (1,617)
Hanwha Ocean Co., Ltd. ................... Morgan Stanley 12/22/26 Monthly USD 10,922 946
Hesai Group ............................ Morgan Stanley 12/22/26 Monthly USD 20,250 1,364
Hua Hong Grace Semiconductor, Ltd. ......... Morgan Stanley 12/24/26 Monthly USD 19,289 (1,285)
Huaneng Power International, Inc. ............ Morgan Stanley 12/24/26 Monthly USD 36,399 (4,392)
HYBE Co., Ltd. .......................... Morgan Stanley 12/22/26 Monthly USD 17,411 1,213
Hyundai Motor Company, Ltd 1
st
Preferred Shares Morgan Stanley 12/22/26 Monthly USD 139,589 (6,661)
Hyundai Motor Company, Ltd 2
nd
Preferred Shares Morgan Stanley 12/22/26 Monthly USD 32,841 192
IHH Healthcare Bhd ...................... Morgan Stanley 12/24/26 Monthly USD 13,141 (36)
JBS NV ................................ Morgan Stanley 12/22/26 Monthly USD 62,317 (1,202)
JD Health International, Inc. ................ Morgan Stanley 12/24/26 Monthly USD 22,167 1,112
Jiangsu Expressway Co., Ltd. ............... Morgan Stanley 12/24/26 Monthly USD 2,666 (17)
KE Holdings, Inc. ........................ Morgan Stanley 12/22/26 Monthly USD 43,368 3,559
Korea Investment Holdings Co., Ltd. .......... Morgan Stanley 12/22/26 Monthly USD 36,154 1,973
KT&G Corp. ............................ Morgan Stanley 12/22/26 Monthly USD 6,051 (73)
Longfor Group Holdings, Ltd. ................ Morgan Stanley 12/24/26 Monthly USD 4,339 283
LPP SA ................................ Morgan Stanley 12/23/26 Monthly USD 28,979 (2,165)
mBank SA .............................. Morgan Stanley 12/23/26 Monthly USD 7,267 (502)
Mega Financial Holding Co., Ltd. ............. Morgan Stanley 12/24/26 Monthly USD 55,112 (1,038)
Midea Group Co., Ltd. ..................... Morgan Stanley 12/24/26 Monthly USD 10,251 410
National Bank of Kuwait SAKP .............. Morgan Stanley 12/23/26 Monthly USD 5,937 (124)
Nedbank Group, Ltd. ...................... Morgan Stanley 1/22/27 Monthly USD 23,940 (542)
NetEase Cloud Music, Inc. ................. Morgan Stanley 12/24/26 Monthly USD 56,116 19
NH Investment & Securities Co., Ltd. .......... Morgan Stanley 12/22/26 Monthly USD 69,313 4,045
Nongfu Spring Co., Ltd. .................... Morgan Stanley 12/24/26 Monthly USD 102,865 1,355
NU Holdings, Ltd. ........................ Morgan Stanley 12/22/26 Monthly USD 121,505 (3,140)
Orient Overseas International, Ltd. ........... Morgan Stanley 12/24/26 Monthly USD 18,511 1,157
Pepkor Holdings, Ltd. ..................... Morgan Stanley 12/23/26 Monthly USD 30,097 (193)
PetroChina Co., Ltd. ...................... Morgan Stanley 12/24/26 Monthly USD 22,385 1,353
Petroleo Brasileiro SA - Petrobras ............ Morgan Stanley 12/22/26 Monthly USD 30,459 1,647
Petroleo Brasileiro SA - Petrobras ............ Morgan Stanley 12/22/26 Monthly USD 24,934 1,250
Ping An Insurance Group Co of China, Ltd. ..... Morgan Stanley 12/24/26 Monthly USD 23,351 379
Postal Savings Bank of China Co., Ltd. ........ Morgan Stanley 12/24/26 Monthly USD 67,828 616
Quanta Computer, Inc. .................... Morgan Stanley 12/24/26 Monthly USD 120,740 (9,067)
Rede D'Or Sao Luiz SA .................... Morgan Stanley 12/22/26 Monthly USD 10,466 357
Samsung Life Insurance Co., Ltd. ............ Morgan Stanley 12/22/26 Monthly USD 61,292 (6,988)
Samsung SDI Co., Ltd. .................... Morgan Stanley 12/22/26 Monthly USD 70,574 (4,720)
SinoPac Financial Holdings Co., Ltd. .......... Morgan Stanley 12/24/26 Monthly USD 21,654 (362)
SK Square Co., Ltd. ...................... Morgan Stanley 12/22/26 Monthly USD 215,855 (9,021)

Man Active Emerging Markets Alternative ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Over the counter Total Return Short Swap contracts outstanding as of May 31, 2026: (continued)
Receive Negative Return/Pay Positive Return Counterparty
Expiration
Date
Payment
Frequency Currency
Notional
Amount Short
Value/
Unrealized
Appreciation/
(Depreciation)
Sociedad Quimica y Minera de Chile SA ....... Morgan Stanley 12/22/26 Monthly USD 8,138 $ (443)
Standard Bank Group, Ltd. ................. Morgan Stanley 12/23/26 Monthly USD 133,482 (2,570)
Taiwan Mobile Co., Ltd. .................... Morgan Stanley 12/24/26 Monthly USD 66,744 (846)
Tingyi Cayman Islands Holding Corp. ......... Morgan Stanley 12/24/26 Monthly USD 6,179 84
Tongcheng Travel Holdings, Ltd. ............. Morgan Stanley 12/24/26 Monthly USD 9,058 389
TS Financial Holding Co., Ltd. ............... Morgan Stanley 12/24/26 Monthly USD 102,785 727
Wistron Corp. ........................... Morgan Stanley 12/24/26 Monthly USD 13,924 (1,251)
WuXi XDC Cayman, Inc. ................... Morgan Stanley 12/24/26 Monthly USD 3,683 184
Xinyi Solar Holdings, Ltd. .................. Morgan Stanley 12/24/26 Monthly USD 37,365 593
XPeng , Inc. ............................. Morgan Stanley 12/22/26 Monthly USD 36,336 (3,123)
Yankuang Energy Group Co., Ltd. ............ Morgan Stanley 12/24/26 Monthly USD 7,282 (146)
ZTO Express Cayman, Inc. ................. Morgan Stanley 12/22/26 Monthly USD 51,084 2,458
$(39,517)